Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash provided by operating activities
Net loss	$ (7,945,649)	$ (5,193,493)
Interest expense	11,509	385,524
Estimated credit loss	93,072
Depreciation and amortization	143,348	237,631
Amortization of right-of-use assets	201,952	304,163
Convertible note - Amortization of financing cost		623,801
Equity incentive plan		327,340
Written off of property, plant and equipment		60,910
Investment loss from disposal of equity in Zhongrun	2,880,376
Changes in operating assets and liabilities
Accounts receivables	353,314	339,061
Advance to suppliers	944,315	11,282
Inventories	18,753	22,374
Prepayment, receivables and other current assets	3,320,800	4,143,426
Long-term deposits and other non-current assets	350,833	2,014,298
Accounts payable and accrued expenses	(684,230)	(1,171,817)
Advance from customers	1,483	(628,531)
Taxes payable	(6,426)	5,208
Operating lease liabilities	(5,891)	(99,753)
Net cash (used in) provided by operating activities	(322,441)	1,381,424
Investing Activity
Loan receivable	(31,930,000)
Due from related parties		(10,688,160)
Net cash used in investing activities	(31,930,000)	(10,688,160)
Financing Activities
Proceeds from share issuance	65,000,257	12,001,420
Repayment convertible note		(200,000)
(Payment to) Collection from related parties	(337,435)	20,662
Net cash provided by financing activities	64,662,822	11,822,082
Net increase in cash and cash equivalents	32,410,381	2,515,346
Effects of currency translation	(765,098)	557,586
Cash and cash equivalents at beginning of period	100,665,223	71,252,380
Cash and cash equivalents at end of period	132,310,506	74,325,312
SUPPLEMENTAL DISCLOSURES
Income taxes paid
Interest paid	11,509	385,524
Non-cash transactions
Disposal of equity in Zhongrun	5,731,103
Issuance of shares for convertible note principal and interest settlement		3,480,679
Issuance of shares to directors and consultants		$ 327,340